Capital - Summary of Change in Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [Line Items]
Balance	$ 13,256	$ 13,100
Shares issued under DRIP, number of common shares	35	35
Stock compensation plans(1)	66	175
Repurchases of common shares, number of common shares	(1,000)	(1,498)
Balance	$ 13,575	$ 13,256
Repurchases of common shares	22,800,000	41,900,000
Stated capital [Member]
Disclosure of classes of share capital [Line Items]
Balance	$ 9,283	$ 9,576
Shares issued under DRIP, number of common shares	35	35
Stock compensation plans(1)	171	145
Repurchases of common shares, number of common shares	(293)	(473)
Balance	9,196	9,283
Contributed surplus [member]
Disclosure of classes of share capital [Line Items]
Balance	196	166
Stock compensation plans(1)	(105)	30
Balance	243	196
Total capital [member]
Disclosure of classes of share capital [Line Items]
Balance	9,589	9,852
Shares issued under DRIP, number of common shares	35	35
Stock compensation plans(1)	66	175
Repurchases of common shares, number of common shares	(293)	(473)
Balance	9,549	9,589
After IFRS 2 amendments [member]
Disclosure of classes of share capital [Line Items]
Balance	13,408
Balance		13,408
After IFRS 2 amendments [member] | Contributed surplus [member]
Disclosure of classes of share capital [Line Items]
Balance	348
Balance		348
After IFRS 2 amendments [member] | Total capital [member]
Disclosure of classes of share capital [Line Items]
Balance	$ 9,741
Balance		$ 9,741
Number of common shares [member]
Disclosure of classes of share capital [Line Items]
Beginning balance	727,443,301	764,594,864
Shares issued under DRIP	775,965	854,609
Stock compensation plans	3,851,129	3,653,670
Repurchases of common shares	(22,768,311)	(41,659,842)
Ending balance	709,302,084	727,443,301
Series ii cumulative redeemable preference share capital [member]
Disclosure of classes of share capital [Line Items]
Balance	$ 110	$ 110
Balance	$ 110	$ 110